N-6	Nov. 21, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	Nov. 21, 2025
Amendment Flag	false
Executive Variable Universal Life II
Prospectus:
Item 4. Fee Table [Text Block]	Update to Periodic Charges (Other than Portfolio Operating Expenses)Effective January 1, 2026, in all states/jurisdictions other than the states of California and Texas, under “Fee and Expense Tables” section, in the table titled “Periodic Charges (Other than Portfolio Operating Expenses),” under the sub-header rows titled “Cost of Insurance Charge,” “Specified Amount Charge,” and “Selected Monthly Premium Benefit Charge” the “Current Charge” for the Maximum Charge, Minimum Charge, and Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification are amended to reflect the following changes. These changes will become effective on or about March 1, 2026, in the states/jurisdictions of California and Texas.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.03 (monthly) per $1,000 of net amount at risk	$0.003 (monthly) per $1,000 net amount at risk
Specified Amount Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	0.58% (monthly) of Target Premium during Policy Years 1-10
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.014 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.02 (monthly) per $1.00 of Selected Monthly Premium, or $0.03 (monthly) per $1.00 of Specified Monthly Charges

Periodic Charges [Table Text Block]	Update to Periodic Charges (Other than Portfolio Operating Expenses)Effective January 1, 2026, in all states/jurisdictions other than the states of California and Texas, under “Fee and Expense Tables” section, in the table titled “Periodic Charges (Other than Portfolio Operating Expenses),” under the sub-header rows titled “Cost of Insurance Charge,” “Specified Amount Charge,” and “Selected Monthly Premium Benefit Charge” the “Current Charge” for the Maximum Charge, Minimum Charge, and Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification are amended to reflect the following changes. These changes will become effective on or about March 1, 2026, in the states/jurisdictions of California and Texas.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.03 (monthly) per $1,000 of net amount at risk	$0.003 (monthly) per $1,000 net amount at risk
Specified Amount Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	0.58% (monthly) of Target Premium during Policy Years 1-10
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.014 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.02 (monthly) per $1.00 of Selected Monthly Premium, or $0.03 (monthly) per $1.00 of Specified Monthly Charges

Insurance Cost, Description [Text Block]	Cost of Insurance Charge[2]
Insurance Cost, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Insurance Cost (of Face Amount), Maximum [Percent]	0.03%
Insurance Cost (of Face Amount), Minimum [Percent]	0.003%
Expense Risk Fees, Description [Text Block]	Specified Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Expense Risk Fees, Representative Investor [Text Block]
Charge for Insured Issue Age 50, Guaranteed Issue Non-Tobacco underwriting classification	Same as current charge	0.58% (monthly) of Target Premium during Policy Years 1-10

Executive Variable Universal Life II | SelectedMonthlyPremiumBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Selected Monthly Premium Benefit Charge[15]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.09%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.02%
Executive Variable Universal Life II | SpecifiedMonthlyChargesMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.014%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.03%